Loss of Control of Canmart Ltd - Schdule of Carrying Amounts of Assets and Liabilities (Details) - Canmart Ltd [Member] - USD ($)	Dec. 31, 2025	May 30, 2025
Schdule of Carrying Amounts of Assets and Liabilities [Line Items]
Cash	$ 174	$ 174
Accounts receivable (note 6)	78,737	78,737
Prepayments	62,461	62,461
Loan receivables (note 11)	592,713	592,713
Property, plant and equipment (note 8)	3,067	3,067
Intangible assets (note 10)	17,009	17,009
Total assets	754,161	754,161
Trade and other payables	766,986	766,986
Total liabilities	766,986	766,986
Net liabilities	$ (12,825)	$ (12,825)